Non-controlling interests	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Non-controlling interests
30.	Non-controlling interests
As at 31 December 2022 and 2021, material
non-controlling
interests relate to Ambev, a Brazilian
listed
subsidiary in which AB InBev has 61.77% ownership, and Budweiser APAC, an Asia Pacific listed subsidiary in which AB InBev has 87.22% ownership. The tables below provide summarized information derived from the consolidated financial statements of Ambev and Budweiser APAC as of 31 December 2022 and 2021 and for the years ended 31 December 2022, 2021 and 2020 in accordance with IFRS.
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2022	31 December 2021	31 December 2022	31 December 2021
Summarized statement of financial position information
Current assets	7 248	6 922	3 606	3 161
Non-current assets	19 193	17 915	12 390	13 464
Current liabilities	7 770	6 965	4 414	4 691
Non-current liabilities	2 700	2 817	748	851
Equity attributable to equity holders	15 707	14 809	10 765	11 013
Non-controlling interests	263	246	69	70

	Ambev			Budweiser APAC
Million US dollar	2022	2021	2020	2022	2021	2020
Summarized income statement and other comprehensive income information
Revenue	15 434	13 570	11 373	6 478	6 788	5 588
Net income	2 883	2 444	2 286	949	981	537

Attributable to:
Equity holders	2 800	2 360	2 217	913	950	514
Non-controlling interests	84	84	69	36	31	23

Net income	2 883	2 444	2 286	949	981	537
Other comprehensive income	(1 300)	629	1 467	(812)	(289)	635
Total comprehensive income	1 584	3 074	3 753	137	692	1 172

Attributable to:
Equity holders	1 517	2 970	3 647	105	660	1 147
Non-controlling interests	67	104	106	32	32	25

Summarized cash flow information
Cash flow from operating activities	3 997	4 266	3 673	1 577	1 903	1 301
Cash flow from investing activities	(969)	(1 441)	(1 325)	(440)	(731)	(572)
Cash flow from financing activities	(3 164)	(2 988)	(1 676)	(500)	(464)	(432)

Net increase/(decrease) in cash and cash equivalents	(136)	(163)	673	637	708	297

Dividends paid by Ambev and its subsidiaries to
non-controlling
interests (i.e., to entities outside the AB InBev Group) amounted to 1.0 billion US dollar, 0.8 billion US dollar and 0.7 billion US dollar for 2022, 2021 and 2020
,
respectively. In 2022, Budweiser APAC and its subsidiaries paid a final dividend related to the financial year 2021 to non-controlling
interests amounting to 83m US dollar (2021: 67m US dollar; 2020: 59m US dollar).
On 31 December 2020, the company completed the issuance of a 49.9% minority stake in its
US-based
metal container operations to Apollo Global Management, Inc. (“Apollo”) for net proceeds of 3.0 billion USD. AB InBev retained operational control of its
US-based
metal container operations. The transaction was reported in the equity statement.
Other
non-controlling
interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda and Zambia), as well as non-controlling
interests in
US-based
metal container operations from Apollo Global Management, Inc. (“Apollo”) and non-controlling
interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador and Peru.